Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Nov ETF | AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer20 Nov ETF | AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%